Derivative Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table sets forth the total outstanding notional amount and the fair value of the Company’s derivative instruments held at 31 March 2023 and 2022:

			Fair Value as of
(Millions of US dollars)	Notional Amount		31 March 2023		31 March 2022
Derivatives not accounted for as hedges	31 March 2023	31 March 2022	Assets	Liabilities	Assets	Liabilities
Foreign currency forward contracts	$269.0	$251.0	$2.2	$11.4	$2.0	$1.9

Gain (Loss) on the Company's Foreign Currency Forward Contracts Recorded in the Consolidated Statements of Operations and Comprehensive Income
The following table sets forth the gain and loss on the Company’s foreign currency forward contracts recorded in the Company's consolidated statements of operations and comprehensive income as follows:

	31 March
(Millions of US dollars)	2023	2022	2021
Asbestos adjustments loss (gain)	$24.5	$5.3	$(11.7)
Selling, general and administrative expenses	4.0	(2.1)	7.2
Total loss (gain)	$28.5	$3.2	$(4.5)